Financial Liabilities - Summary of Long-term Borrowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 14,550,114			₩ 16,529,129
Total	7,535,290			10,230,658
Less: current portion of long-term borrowings	(4,907,390)			(2,934,693)
Foreign currencies [member] | Foreign currency denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	7,774,142	$ 2,528	¥ 20,164		₩ 8,674,384	$ 3,222	¥ 24,991
Less current portion of long-term borrowings	(3,046,390)				(2,158,693)
Total	4,727,752				₩ 6,515,691
Won [member] | Korean won denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Total	2,807,538			3,714,967
Less: current portion of long-term borrowings	₩ (1,861,000)			(776,000)
Facility capital and others [member] | Bottom of range [member] | Korean won denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity period	March 2025
Long-term borrowings, annual interest rate description	2.41
Facility capital and others [member] | Bottom of range [member] | Foreign currency denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity period	January 2025
Long-term borrowings, annual interest rate description	2.13
Facility capital and others [member] | Top of range [member] | Korean won denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity period	March 2030
Long-term borrowings, annual interest rate description	6.06
Facility capital and others [member] | Top of range [member] | Foreign currency denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity period	July 2029
Long-term borrowings, annual interest rate description	7.06
Facility capital and others [member] | Won [member] | Korean won denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 4,668,538			₩ 4,490,967